Regulatory Matters (Schedule of Regulatory Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013
Total current regulatory assets	$ 44.2	$ 34.9	$ 20.8
Total non-current regulatory assets	167.5	156.8	159.7
Total current regulatory liabilities	4.4	6.8
Total non-current regulatory liabilities	124.1	124.6	121.1
Estimated Costs of Removal - Regulated Property [Member]
Total non-current regulatory liabilities	119.3		115.0
Fuel and Purchased Power Recovery Costs [Member]
Total current regulatory liabilities	2.9
Postretirement Benefit [Member]
Total non-current regulatory liabilities	4.8		5.6
Other Costs - Liabilities [Member]
Total current regulatory liabilities	1.5
Total non-current regulatory liabilities			0.5
Deferred Recoverable Income Taxes [Member]
Type of Recovery	A/C
Amortization Through	Ongoing
Total non-current regulatory assets	43.1		32.4
Pension Benefits [Member]
Type of Recovery	A
Amortization Through	Ongoing
Total non-current regulatory assets	99.6		77.1
Fuel and purchased power recovery costs
Type of Recovery	B
Amortization Through	2015
Total current regulatory assets	16.3		6.3
Economic Development Costs [Member]
Type of Recovery	B
Amortization Through	2015
Total current regulatory assets	2.1		7.7
Unamortized Loss on Reacquired Debt [Member]
Type of Recovery	A
Amortization Through	Various
Total non-current regulatory assets	9.9		10.9
TCRR, Transmission, Ancillary and Other PJM-related Costs [Member]
Type of Recovery	A
Amortization Through	2015
Total current regulatory assets	22.3
CCEM Smart Grid and Advanced Metering Infrastructure Costs [Member]
Type of Recovery	D
Amortization Through	Undetermined
Total non-current regulatory assets	6.6		6.6
CCEM Energy Efficiency Program Costs - current [Member]
Type of Recovery	B
Amortization Through	2015
Total current regulatory assets	1.8		2.6
Consumer Education Campaign
Type of Recovery	D
Amortization Through	Undetermined
Total non-current regulatory assets	3.0		3.0
Retail Settlement System Costs [Member]
Type of Recovery	D
Amortization Through	Undetermined
Total non-current regulatory assets	3.1		3.1
Other Costs - Assets [Member]
Type of Recovery	D
Amortization Through	Undetermined
Total non-current regulatory assets	2.2		1.0
Deferred Storm Costs Non Current [Member]
Type of Recovery	D
Amortization Through	2015
Total non-current regulatory assets			25.6
Other Miscellaneous - current [Member]
Type of Recovery	B
Amortization Through	2015
Total current regulatory assets	$ 1.7		$ 4.2